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Schroder U.S. Smaller Companies Fund
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Account Information     (800) 344-8332
Fund Literature         (800) 290-9826

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of June 30, 1998, the Schroder Group had over $195 billion in assets under management. As of September 30, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had approximately $24 billion under management.


                                                                January 18, 1999

Dear Shareholder:

     For most of the six months ended November 30, 1998, U.S. financial markets proved quite resilient to economic shocks elsewhere in the world and, towards the end of the period, to weaker corporate profits at home. While the markets were not immune to these problems, especially in October, their immediate impact was short-lived and, at the end of the six months stock markets showed positive returns. During this period, quality and liquidity were increasingly prized and, for most of the six months, smaller cap stocks--which are generally perceived as less liquid and more volatile than larger cap stocks--underperformed their larger counterparts.

     The U.S. economy delivered a solid performance in the latter half of 1998, with real gross domestic product (GDP) growing by an estimated 4% in spite of global financial turmoil. For a while, capital market activity ground to a halt and yield spreads widened sharply, raising fears of a global recession. The Federal Reserve responded by successively cutting interest rates, and both large and small cap stocks rallied following this move.

     Looking ahead, we anticipate that U.S. economic growth will slow in the coming year. Corporate profits are being squeezed and corporations are beginning to reduce costs aggressively. We believe that consumer and capital spending, which have been the two main engines of U.S. growth in 1998, will expand far more slowly in 1999. We are anticipating a slowdown in real GDP growth in 1999. We expect inflation rates will remain broadly unchanged compared to those of 1998 and that corporate profits will decline during 1999, while we believe that interest rates are likely to continue to fall.

     On a brighter note, markets have been encouraged by moves by the Federal Reserve and its global counterparts to offset pressures by lowering interest rates. Although there are clearly challenges ahead, lower interest rates in the U.S. would help soften the impact of weaker earnings in the domestic equity market. Moreover, the commitment of much of corporate America to control costs and allocate capital more efficiently is still high and we believe that there remain many interesting investment opportunities in the small-cap area of the market.

     Ira Unschuld resumed portfolio management in September 1998 of the portfolio in which Schroder U.S. Smaller Companies Fund invests. Mr. Unschuld had previously been a co-manager from the Fund's inception until March 1997.

     Thank you for your interest in the Schroder U.S. Smaller Companies Fund.

Sincerely,

/s/ M.J. Smith
--------------
Mark J. Smith
President

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Schroder U.S. Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of November 30, 1998) (Unaudited)

PERFORMANCE

     For the six month period ended November 30, 1998, the Schroder U.S. Smaller Companies Fund Investor Shares returned -15.45% and Advisor Shares returned -15.49%. Its benchmark, the Russell 2000 Index, returned -12.35% over the same period.

MARKET BACKGROUND

     The U.S. equity markets experienced some volatility in the six months ended November 30, 1998. After a strong start to the period, the markets peaked in mid-July, then underwent a marked sell off. This correction in the U.S. equity markets hit smaller companies particularly hard. Fears of recession, concerns about the stability of the U.S. financial markets and continued turmoil in the emerging markets caused a "flight to quality" as investors looked for a relatively safe place to invest. Between July 6 and October 9, small cap companies represented by the Russell 2000 Index fell 23.6%, while the large cap universe represented by the S&P 500 Index fell by 9.9% over the same period. Following the U.S. Federal Reserve's short-term interest rate cut on October 15, both small and large cap stocks rallied, with small-cap stocks significantly outperforming their larger counterparts.

PORTFOLIO REVIEW

     During the past six months, we maintained our discipline of investing in growing and profitable companies that trade at reasonable valuations. Throughout the fiscal period, we were overweight in consumer companies, such as retailers, restaurants and food companies. While consumer stocks provided strong returns in 1997 and early 1998, their recent performance has been mixed. For example, bread producer Earthgrains performed well over the fiscal period as it benefited from investor interest in smaller food retailers, whereas our holdings in more economic-sensitive industries, such as lodging, textiles and furniture detracted from performance. Energy stocks also had a negative impact on returns as declining oil prices caused service companies such as Weatherford International, Cooper Cameron, and BJ Services to underperform. In part, this was offset by strong stock selection in the healthcare sector, where our emphasis on companies with niche businesses, such as Express Scripts, PSS World Medical, and Haemonetics, contributed positively to performance.

OUTLOOK

     Looking forward, we will continue to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than large companies based on valuation and fast growth rates. Furthermore, it is possible to identify companies that have little overseas exposure and are therefore less likely to be affected by turmoil in other parts of the world. With the recent series of interest rate cuts, we are hopeful that the U.S. will avoid recession in 1999 but, given the economic outlook and the potential impact of Year 2000 problems, the macro-economic outlook is particularly murky. Nonetheless, the U.S. continues to have an entrepreneurial economy and thus a growing supply of attractive investment opportunities. Going forward, we will remain focused on individual stock selection, focusing on underfollowed companies whose growth prospects are not appreciated by the market and with the potential to offer superior earnings growth.

     The views expressed in this report were those of the Fund's portfolio manager as of November 30, 1998, and may not reflect the views of the portfolio manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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Schroder U.S. Smaller Companies Fund
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         PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 1998 (UNAUDITED)

            TOP TEN HOLDINGS                                  INVESTMENT BY INDUSTRY
SECURITY                    % OF NET ASSETS     INDUSTRY                                  % OF NET ASSETS
------------------------    ---------------     -------------------------------------     ---------------
Blythe Industries, Inc.           2.2%          Consumer Cyclical                               19.0%
Duff & Phelps Credit              1.8           Transportation/Services/Miscellaneous           16.0
Fossil, Inc.                      1.7           Technology                                      13.7
Foodmaker, Inc.                   1.6           Health Care                                     11.6
Safety Kleen Corp.                1.6           Financial                                       11.0
Aurora Foods, Inc.                1.6           Consumer Staples                                 9.1
Suiza Foods Corp.                 1.6           Capital Goods/Construction                       7.1
School Specialty, Inc.            1.5           Energy                                           3.9
EG&G, Inc.                        1.5           Basic Materials                                  3.0
Shopko Stores                     1.5           Cash & Other Net Assets                          5.6
                                -----                                                          -----
Total                            16.6%          Total                                          100.0%
                                -----                                                          -----
                                -----                                                          -----

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Schroder U.S. Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder U.S. Smaller Companies Portfolio (the
              "Portfolio")                                                    $57,936,260
         Receivable for Fund shares sold                                        1,352,761
         Receivable from administrator (Note 4)                                     5,941
                                                                              -----------
                              Total Assets                                     59,294,962
                                                                              -----------

LIABILITIES:
         Payable for Fund shares redeemed                                         157,916
         Payable to administrator (Note 3)                                         16,106
         Payable to subadministrator (Note 3)                                       3,565
         Accrued expenses and other liabilities                                    26,066
                                                                              -----------

                              Total Liabilities                                   203,653
                                                                              -----------

                              Net Assets                                      $59,091,309
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                       61,333,422
         Undistributed net investment income (loss)                              (140,407)
         Accumulated net realized gain (loss)                                  (5,228,848)
         Net unrealized appreciation (depreciation) on investments              3,127,142
                                                                              -----------

                              Net Assets                                      $59,091,309
                                                                              -----------
                                                                              -----------
NET ASSETS BY CLASS:
         Investor Class                                                       $53,036,672
         Advisor Class                                                          6,054,637
                                                                              -----------

                              Net Assets                                      $59,091,309
                                                                              -----------
                                                                              -----------
SHARES OF BENEFICIAL INTEREST:
         Investor Class                                                         4,250,920
         Advisor Class                                                            486,825

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS BY CLASS DIVIDED BY SHARES OF BENEFICIAL INTEREST BY CLASS):
         Investor Class                                                            $12.48
         Advisor Class                                                             $12.44

    The accompanying notes are an integral part of the financial statements.

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                                       4
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Schroder U.S. Smaller Companies Fund
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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM
    THE PORTFOLIO:
         Dividend income                                                      $    161,178
         Interest income                                                            87,204
         Net expenses                                                             (227,018)
                                                                              ------------
                              Net Investment Income Allocated from the
                                Portfolio                                           21,364
                                                                              ------------
EXPENSES:
         Administration (Note 3)                                                    74,643
         Subadministration (Note 3)                                                 22,393
         Transfer Agency (Note 3)
               Investor Shares                                                      22,810
               Advisor Shares                                                        8,799
         Shareholder Services - Advisor Shares (Note 3)                              5,464
         Accounting (Note 3)                                                         6,000
         Legal                                                                      14,113
         Audit                                                                       9,644
         Registration                                                               16,179
         Trustees                                                                    2,765
         Amortization of organization costs (Note 2)                                   816
         Miscellaneous                                                               1,086
                                                                              ------------
                              Total Expenses                                       184,712
         Fees waived and expenses reimbursed (Note 4)                              (22,941)
                                                                              ------------
                              Net Expenses                                         161,771
                                                                              ------------
NET INVESTMENT INCOME (LOSS)                                                      (140,407)
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE
    PORTFOLIOS
         Net realized gain (loss) on investments sold                           (5,356,033)
         Net change in unrealized appreciation (depreciation) on
           investments                                                          (5,445,497)
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE
    PORTFOLIOS                                                                 (10,801,530)
                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $(10,941,937)
                                                                              ------------
                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

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                                       5
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Schroder U.S. Smaller Companies Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the Six
                                                              Months Ended
                                                              November 30,       For the Year
                                                                  1998              Ended
                                                              (Unaudited)       May 31, 1998
                                                             --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                               $ 56,223,534       $ 26,185,077
                                                              ------------       ------------
OPERATIONS:
         Net investment income (loss)                             (140,407)          (220,475)
         Net realized gain (loss) on investments sold           (5,356,033)         2,230,689
         Net change in unrealized appreciation
            (depreciation) on investments                       (5,445,497)         4,722,131
                                                              ------------       ------------
         Net increase (decrease) in net assets resulting
            from operations                                    (10,941,937)         6,732,345
                                                              ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net realized gain on investments - Investor Class              --         (3,305,205)
         Net realized gain on investments - Advisor Class               --            (84,662)
                                                              ------------       ------------
         Total distributions to shareholders                            --         (3,389,867)
                                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares - Investor Class                        36,969,450         30,815,123
         Sale of shares - Advisor Class                          5,056,256          5,400,648
         Reinvestment of distributions - Investor Class                 --          2,814,366
         Reinvestment of distributions - Advisor Class                  --             27,828
         Redemption of shares - Investor Class                 (24,976,742)       (11,273,810)
         Redemption of shares - Advisor Class                   (3,239,252)        (1,088,176)
                                                              ------------       ------------
         Net increase (decrease) from capital share
            transactions                                        13,809,712         26,695,979
                                                              ------------       ------------
         Net increase (decrease) in net assets                   2,867,775         30,038,457
                                                              ------------       ------------
NET ASSETS, END OF PERIOD                                     $ 59,091,309       $ 56,223,534
         (Including accumulated undistributed net             ------------       ------------
            investment income (loss) of $(140,407) and $0,    ------------       ------------
            respectively)

SHARE TRANSACTIONS:
         Sale of shares - Investor Class                         2,772,386          2,088,564
         Sale of shares - Advisor Class                            458,963            376,171
         Reinvestment of distributions in shares -
             Investor Class                                             --            206,939
         Reinvestment of distributions in shares -
             Advisor Class                                              --              2,056
         Redemption of shares - Investor Class                  (2,022,503)          (763,482)
         Redemption of shares - Advisor Class                     (280,863)           (75,600)
                                                              ------------       ------------
         Net increase (decrease) in shares                         927,983          1,834,648
                                                              ------------       ------------
                                                              ------------       ------------

    The accompanying notes are an integral part of the financial statements.

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                                       6
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FINANCIAL HIGHLIGHTS--INVESTOR SHARES (a)

     Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                           For the
                                       Six Months Ended      For the          For the
                                         November 30,      Year Ended      Period Ended
                                            1998             May 31,         May 31,            For the Year Ended October 31,
                                         (Unaudited)          1998           1997 (b)        1996 (b)        1995          1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $  14.76         $  13.26         $  17.23         $ 15.14        $ 11.81       $ 10.99
                                        --------         --------         --------         --------       -------       -------
Investment Operations
  Net Investment Income (Loss)             (0.03)(c)        (0.06)(c)        (0.02)(c)       (0.06)(c)      (0.04)        (0.07)
  Net Realized and Unrealized Gain
    (Loss) on Investments                  (2.25)            2.82             1.88            4.10           3.78          0.97
                                        --------         --------         --------         --------       -------       -------
Total from Investment Operations           (2.28)            2.76             1.86            4.04           3.74          0.90
                                        --------         --------         --------         --------       -------       -------
Distributions From
  Net Realized Gain on Investments            --            (1.26)           (5.83)          (1.95)         (0.41)        (0.08)
                                        --------         --------         --------         --------       -------       -------
Net Asset Value, End of Period          $  12.48         $  14.76         $  13.26         $ 17.23        $ 15.14       $ 11.81
                                        --------         --------         --------         --------       -------       -------
                                        --------         --------         --------         --------       -------       -------

Total Return (d)                          (15.45)%(e)       21.63%           14.73%(e)       29.35%         32.84%         8.26%

Ratio/Supplementary Data
Net Assets at End of Period (in
  thousands)                            $ 53,037         $ 51,679         $ 26,104         $13,743        $15,287       $13,324
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees            1.28%(c)(f)      1.37%(c)         1.49%(c)(f)     1.49%(c)       1.49%         1.45%
  Expenses excluding
    reimbursement/waiver of fees            1.32%(c)(f)      1.37%(c)         1.87%(c)(f)       N/A           N/A           N/A
  Net investment income (loss)
    including reimbursement/waiver
    of fees                                (0.45)%(c)(f)    (0.51)%(c)       (0.42)%(c)(f)   (0.35)%(c)     (0.30)%       (0.58)%
Portfolio Turnover Rate (g)                67.12%           54.98%           34.45%          58.50%         92.68%        70.82%

------------------
(a) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.

(b) See Note 1.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Total return calculations for a period of less than one year are not annualized.

(e) Total returns would have been lower had certain expenses not been limited during the period shown (See Note 4).

(f) Annualized.

(g) The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       7
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Schroder U.S. Smaller Companies Fund
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FINANCIAL HIGHLIGHTS--ADVISOR SHARES (a)

     Selected per share data and ratios for an Advisor Share outstanding throughout each period:

                                                      For the
                                                 Six Months Ended    For the         For the
                                                   November 30,      Year Ended   Period Ended
                                                       1998           May 31,        May 31,
                                                    (Unaudited)        1998          1997 (b)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  14.72        $  13.24       $  11.89
                                                     --------        --------       --------
Investment Operations
  Net Investment Income (Loss) (c)                      (0.03)          (0.05)         (0.03)
  Net Realized and Unrealized Gain (Loss)
     on Investments                                     (2.25)           2.79           1.38
                                                     --------        --------       --------
Total from Investment Operations                        (2.28)           2.74           1.35
                                                     --------        --------       --------
Distributions From
  Net Realized Gain on Investments                         --           (1.26)            --
                                                     --------        --------       --------
Net Asset Value, End of Period                       $  12.44        $  14.72       $  13.24
                                                     --------        --------       --------
                                                     --------        --------       --------

Total Return (d)(e)                                  (15.49)%          21.50%         11.35%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)           $  6,055        $  4,544       $     81
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver
     of fees (c)                                        1.54%(f)        1.58%          1.74%(f)
  Expenses excluding reimbursement/waiver
     of fees (c)                                        2.08%(f)        3.88%         57.02%(f)
  Net investment income (loss) including
     reimbursement/waiver of fees (c)                 (0.74)%(f)      (0.78)%        (0.67)%(f)
Portfolio Turnover Rate (g)                            67.12%          54.98%         34.45%

------------------
(a) On May 17, 1996, the Fund began offering two classes of shares Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares. Advisor Class shares were first issued on December 23, 1996.

(b) See Note 1.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Total return calculations for a period of less than one year are not annualized.

(e) Total returns would have been lower had certain expenses not been limited during the period shown (See Note 4).

(f) Annualized.

(g) Rate represents the turnover of the underlying Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       8
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Schroder U.S. Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has nine investment portfolios. Included in this report is the Schroder U.S. Smaller Companies Fund (the "Fund"), which is a diversified portfolio that commenced operations on August 6, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value, which have equal rights as to assets and voting privileges. As of November 30, 1998, both Investor Shares and Advisor Shares had been issued.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

   MASTER-FEEDER ARRANGEMENT

         The Fund seeks to achieve its investment objective by investing all its investable assets in Schroder U.S. Smaller Companies Portfolio (the "Portfolio"), a separate diversified portfolio of Schroder Capital Funds ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain or loss. The Portfolio's financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of November 30, 1998, the Fund owned approximately 18.3% of the interests in the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain or loss. In addition, the Fund accrues its own expenses. Investment income, realized and unrealized gains or losses and the common expenses of the Fund are allocated as accrued on a pro rata basis to each class of shares based on the relative net assets of each class of shares to the total net assets of the Fund.

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                                       9
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Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)

   DISTRIBUTIONS TO SHAREHOLDERS

         Net investment income and net capital gain, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class are allocated to that class.

   ORGANIZATION COSTS

         Costs incurred by the Fund in connection with its organization were amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR

         The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors") and the Subadministrator is Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.25% of the Fund's average daily net assets. For its services, FAdS is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Fund's average daily net assets.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a fee in the amount of $12,000 per share class, per year, plus certain other charges.

--------------------------------------------------------------------------------

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Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   SHAREHOLDER SERVICE PLAN

         The Trust has adopted a Shareholder Service Plan (the "Plan") for Advisor Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Advisor Shares. For providing for, or arranging for the provision of, these shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Advisor Shares. Schroder Advisors may pay shareholder servicing organizations for these services at an annual rate of up to 0.25%.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. FAcS is entitled to receive a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses would exceed 1.74% of the Fund's average daily net assets attributable to Advisor Shares and 1.49% of the Fund's average daily net assets attributable to Investor Shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees who are not affiliated persons (as defined in the Act) of the Trust. SCMI, Schroder Advisors, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, from time to time. For the six month period ended November 30, 1998, expenses reimbursed by Schroder Advisors were $5,941, and fees waived by FSS were $17,000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1998 (UNAUDITED)

            COMMON STOCK - 94.4%
 SHARES                                       VALUE
---------                                 --------------
            BASIC MATERIALS - 3.0%
  125,300   Cambrex Corp.                 $    3,508,400
   69,800   Ferro Corp.                        1,950,038
  207,400   Ivex Packaging Corp. (a)           4,044,300
                                          --------------
                                               9,502,738
                                          --------------
            CAPITAL GOODS/
              CONSTRUCTION - 7.1%
  193,300   Allied Waste Industries,
              Inc. (a)                         3,938,488
  118,200   Harsco Corp.                       3,826,725
   75,800   Hayes Lemmerz International,
              Inc. (a)                         2,387,700
  188,200   Mueller Industries, Inc. (a)       4,293,313
1,492,400   Safety Kleen Corp. (a)             5,130,125
  148,400   Superior Services, Inc. (a)        2,726,850
                                          --------------
                                              22,303,201
                                          --------------
            CONSUMER CYCLICAL - 19.0%
   18,400   Action Performance Cos.,
              Inc. (a)                           671,600
  206,700   Blyth Industries, Inc. (a)         7,014,881
   92,500   CEC Entertainment, Inc. (a)        2,740,313
   85,200   Department 56, Inc. (a)            2,934,075
  352,000   Fairfield Communities,
              Inc. (a)                         3,806,000
  115,700   Family Dollar Stores, Inc.         2,321,231
  188,550   Fossil, Inc. (a)                   5,220,478
  254,000   Goody's Family Clothing, Inc.      2,857,500
  164,600   Interface, Inc.                    2,057,500
  113,200   Just For Feet, Inc. (a)            2,561,150
  207,000   Musicland Stores Corp. (a)         3,506,063
   42,100   Papa Johns International,
              Inc. (a)                         1,765,569
  262,800   Pier 1 Imports, Inc.               2,825,100
  133,500   Pillowtex Corp.                    4,505,625
    6,200   Regis Corp.                          207,700
  148,300   Shopko Stores, Inc. (a)            4,782,675
  195,075   Sonic Corp. (a)                    3,828,347
  113,000   Trans World Entertainment
              Corp. (a)                        2,613,125
  130,700   WestPoint Stevens, Inc. (a)        3,921,000
                                          --------------
                                              60,139,932
                                          --------------
            CONSUMER STAPLES - 9.1%
   98,000   American Italian Pasta
              Co. (a)                          2,474,500
  256,300   Aurora Foods, Inc. (a)             5,013,869
   38,600   Earthgrains Co.                    1,240,025
  265,800   Foodmaker, Inc. (a)                5,149,875
   86,200   International Home Foods,
              Inc. (a)                         1,691,675
  135,900   Keebler Foods Co. (a)              4,578,131
  202,700   Richfood Holdings, Inc.            3,762,619

 SHARES                                       VALUE
---------                                 --------------
            CONSUMER STAPLES (CONCLUDED)
  104,300   Suiza Foods Corp. (a)         $    4,941,213
                                          --------------
                                              28,851,907
                                          --------------
            ENERGY - 3.9%
  142,200   B.J. Service Co. (a)               1,964,138
   81,100   Cooper Cameron Corp. (a)           1,976,812
  505,300   El Paso Electric Co. (a)           4,674,025
   60,400   Hanover Compressor Co. (a)         1,366,550
  133,600   Weatherford International,
              Inc. (a)                         2,438,200
                                          --------------
                                              12,419,725
                                          --------------
            FINANCIAL - 11.0%
  105,500   Affiliated Managers Group,
              Inc. (a)                         2,828,719
  149,200   AmerUs Life Holdings, Inc.         3,291,725
   88,100   Bank United Corp.                  3,865,388
   94,775   Commercial Federal Corp.           2,173,902
   64,300   Cullen/Frost Bankers, Inc.         3,448,088
  111,500   Duff & Phelps Credit
              Rating Co.                       5,811,938
   58,400   FBL Financial Group, Inc.          1,430,800
   88,400   Fremont General Corp.              4,453,150
  143,200   Heller Financial, Inc.             3,750,050
   99,950   North Fork BanCorp, Inc.           2,105,197
   54,800   Sun Communities, Inc.              1,784,425
                                          --------------
                                              34,943,382
                                          --------------
            HEALTH CARE - 11.6%
  128,500   ADAC Laboratories (a)              3,341,000
   25,000   Amerisource Health Corp. (a)       1,600,000
   37,300   Beckman Coulter, Inc.              1,799,725
   73,200   Express Scripts, Inc. (a)          4,026,000
  109,300   HCR Manor Care, Inc. (a)           3,470,275
  200,900   Haemonetics Corp. (a)              4,532,806
   77,600   Henry Schein, Inc. (a)             2,754,800
  116,200   Invacare Corp.                     2,781,538
  116,200   Ocular Sciences, Inc. (a)          2,614,500
  201,000   PSS World Medical, Inc. (a)        4,170,750
   91,700   Pharmaceutical Product
              Development, Inc. (a)            2,624,913
  121,100   Sybron International
              Corp. (a)                        3,012,362
                                          --------------
                                              36,728,669
                                          --------------
            TECHNOLOGY - 13.7%
  220,300   Antec Corp. (a)                    4,075,550
   96,500   Boole & Babbage, Inc. (a)          3,051,813
   42,500   Dallas Semiconductor Corp.         1,604,375
  172,800   EG&G, Inc.                         4,827,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF NOVEMBER 30, 1998 (UNAUDITED)


 SHARES                                       VALUE
---------                                 --------------
            TECHNOLOGY (CONCLUDED)
  128,900   Evans & Sutherland Computer
              Corp. (a)                   $    2,513,550
   79,900   INSpire Insurance Solutions,
              Inc. (a)                         2,676,650
   65,500   MAPICS, Inc. (a)                   1,273,156
   61,000   Micros Systems, Inc. (a)           1,738,500
  170,900   MicroTouch Systems, Inc. (a)       2,307,150
  254,900   Pairgain Technologies,
              Inc. (a)                         2,580,863
   89,000   Policy Management Systems
              Corp. (a)                        4,550,125
       31   Structural Dynamics Research
              Corp. (a)                              541
   29,700   Symbol Technologies, Inc.          1,447,875
   66,800   Thomas & Betts Corp.               2,893,275
  138,900   Wang Laboratories, Inc. (a)        3,541,950
  127,300   Zebra Technologies Corp. (a)       4,272,506
                                          --------------
                                              43,355,479
                                          --------------
            TRANSPORTATION/SERVICES/
              MISCELLANEOUS - 16.0%
   93,100   ASA Holdings, Inc.                 3,159,581
  111,300   Alexandria Real Estate
              Equities, Inc.                   3,436,388
   71,300   CNF Transportation, Inc.           2,544,520
   56,200   Catalina Marketing Corp. (a)       3,273,650
  222,800   Catellus Development
              Corp. (a)                        3,133,125
   82,650   Comair Holdings, Inc.              2,531,156
  203,300   Group Maintenance America
              Corp. (a)                        2,719,140
   71,600   Jacor Communications,
              Inc. (a)                         4,166,225

 SHARES                                       VALUE
---------                                 --------------
            TRANSPORTATION/SERVICES/
              MISCELLANEOUS (CONCLUDED)
  230,400   Mail-Well, Inc. (a)           $    2,980,800
  160,200   Manufactured Home
              Communities, Inc.                3,924,900
  147,600   Mesaba Holdings, Inc. (a)          2,767,500
   83,900   RemedyTemp, Inc. (a)               1,216,550
  287,500   School Specialty, Inc. (a)         4,851,555
   91,100   True North Communications,
              Inc.                             2,562,188
   82,700   Valassis Communications,
              Inc. (a)                         3,545,760
  128,200   Young & Rubicam, Inc. (a)          3,829,975
                                          --------------
                                              50,643,013
                                          --------------
            TOTAL COMMON STOCK
              (COST $283,663,296)            298,888,046
                                          --------------


 PRINCIPAL
  AMOUNT      SHORT TERM INVESTMENTS - 6.9%
-----------
$15,107,452   Dreyfus Cash Management,
                5.08% (b)                    15,107,452
  6,643,231   Federated Prime Obligations
                Fund, 4.82% (b)               6,643,231
                                           ------------

TOTAL SHORT TERM INVESTMENTS
  (COST $21,750,683)                        21,750,683
                                          ------------

TOTAL INVESTMENTS - 101.3%
  (COST $305,413,979)                      320,638,729
OTHER ASSETS LESS LIABILITIES (-1.3%)       (3,963,848)
                                          ------------
TOTAL NET ASSETS - 100.0%                 $316,674,881
                                          ------------
                                          ------------

------------------
         (a) Non-income producing security.

         (b) Interest rate shown is the 7-day yield as of November 30, 1998.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $305,413,979
            Net unrealized appreciation (depreciation)                         15,224,750
                                                                             ------------

                              Total Investments at Value                      320,638,729

         Cash                                                                      10,388
         Receivable for dividends and interest                                    120,178
         Receivable for investments sold                                          107,103
         Organization costs, net of amortization (Note 2)                          13,568
                                                                             ------------

                              Total Assets                                    320,889,966
                                                                             ------------
LIABILITIES:
         Payable for investments purchased                                      3,959,211
         Payable to investment adviser (Note 3)                                   154,161
         Payable to subadministrator (Note 3)                                      19,270
         Accrued expenses and other liabilities                                    82,443
                                                                             ------------

                              Total Liabilities                                 4,215,085
                                                                             ------------

                              Net Assets                                     $316,674,881
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder of U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
         Dividend income                                                     $    890,763
         Interest income                                                          471,276
                                                                             ------------

                              Total Investment Income                           1,362,039
                                                                             ------------
EXPENSES:
         Investment advisory (Note 3)                                             970,320
         Subadministration (Note 3)                                               121,290
         Interestholder recordkeeping (Note 3)                                      6,063
         Custody                                                                   18,233
         Accounting (Note 3)                                                       25,000
         Legal                                                                     28,830
         Audit                                                                     29,697
         Trustees                                                                  15,584
         Pricing services                                                           3,622
         Amortization of organization costs (Note 2)                                2,509
         Miscellaneous                                                             11,134
                                                                             ------------

                              Total Expenses                                    1,232,282
                                                                             ------------
NET INVESTMENT INCOME (LOSS)                                                      129,757
                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

         Net realized gain (loss) on investments sold                         (34,243,369)

         Net change in unrealized appreciation (depreciation) on
           investments                                                        (24,065,749)
                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        (58,309,118)
                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $(58,179,361)
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX
                                                                                MONTHS
                                                                                ENDED          FOR THE YEAR
                                                                          NOVEMBER 30, 1998       ENDED
                                                                             (UNAUDITED)       MAY 31, 1998
                                                                          -----------------    ------------
NET ASSETS, BEGINNING OF PERIOD                                             $ 355,803,421      $103,385,258
                                                                            -------------      ------------
OPERATIONS:
         Net investment income (loss)                                             129,757           234,568
         Net realized gain (loss) on investments                              (34,243,369)        6,355,034
         Net change in unrealized appreciation (depreciation) on
           investments                                                        (24,065,749)       28,258,572
                                                                            -------------      ------------
         Net increase (decrease) in net assets resulting from
           operations                                                         (58,179,361)       34,848,174
                                                                            -------------      ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                         51,966,693       228,163,060
         Withdrawals                                                          (32,915,872)      (10,593,071)
                                                                            -------------      ------------
         Net transactions from investors' beneficial interest                  19,050,821       217,569,989
                                                                            -------------      ------------
         Net increase (decrease) in net assets                                (39,128,540)      252,418,163
                                                                            -------------      ------------
NET ASSETS, END OF PERIOD                                                   $ 316,674,881      $355,803,421
                                                                            -------------      ------------
                                                                            -------------      ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                   For the Six        For the        For the         For the
                                                   Months Ended      Year Ended    Period Ended    Period Ended
                                                   November 30,        May 31,        May 31,         Oct 31,
                                                 1998 (Unaudited)       1998         1997 (a)        1996 (a)
---------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $316,675           $355,803       $103,385         $28,929
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of
     fees                                               0.76%(b)           0.75%          0.85%(b)        0.85%(b)
  Expenses excluding reimbursement/waiver of
     fees                                                 --                 --           0.95%(b)        1.31%(b)
  Net investment income (loss) including
     reimbursement/waiver of fees                       0.08%(b)           0.10%          0.22%(b)        0.50%(b)
Portfolio Turnover Rate                                67.12%             54.98%         34.45%          17.30%

------------------
(a) See Note 1.

(b) Annualized.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998

NOTE 1. ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio ("Portfolio"), which is a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end management investment companies.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent the significant accounting policies of the
   Portfolio:

   INVESTMENT VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core's Board of Trustees. As of November 30, 1998, the Portfolio did not hold a position in any fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain or loss for both financial statement and federal income tax purposes.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's average net assets.

   ORGANIZATION COSTS

         Costs incurred by the Portfolio in connection with its organization are being amortized on a straight line basis over a five-year period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.60% of the Portfolio's average daily net assets.

   SUBADMINISTRATOR

         On behalf of the Portfolio, Schroder Core has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS") under which FAdS is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.075% of the Portfolio's average daily net assets.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $36,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder record keeping services to the Portfolio for which it receives $12,000 per year, plus certain other charges.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended November 30, 1998, were $223,677,635 and $198,576,930, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1998, was $305,413,979, and the net unrealized appreciation of investment securities was $15,224,750. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $38,046,811, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $22,822,061.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain or loss of the Portfolio is deemed to have been "passed through" to the Portfolio's interestholders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

--------------------------------------------------------------------------------

TRUSTEES

David W. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab
Mark J. Smith

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN

Norwest Bank Minnesota, N.A.
Sixth Street and Marquette
Minneapolis, Minnesota 55479

TRANSFER AND DIVIDEND
DISBURSING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL

Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder U.S. Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.



[SCHRODERS LOGO]


      Schroder
      U.S. Smaller
      Companies
      Fund




      SEMI-ANNUAL REPORT

      November 30, 1998




      Schroder Capital Funds
        (Delaware)